Warrants	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
WARRANTS

20. WARRANTS

In connection with the October 2025 Offering (see Note 16), the Company issued Investor Warrants to purchase 2,000,000 Class A ordinary shares and Placement Agent Warrants to purchase 60,180 Class A ordinary shares.

The Investor Warrants are exercisable immediately at an exercise price of $2.00 per share and expire twenty-four months from the effective date of a registration statement registering for resale the ordinary shares underlying the Investor Warrants. The Investor Warrants were classified as liabilities under ASC 815 due to certain settlement provisions that preclude equity classification.

The fair value of the Investor Warrants was determined using a binomial option pricing model with the following inputs:

	As of October 14, 2025	As of December 31, 2025
Stock price	$1.59	$1.06
Exercise price	$2.00	$2.00
Expected term	2.5 years	1.93 years
Risk-free rate	3.49%	3.48%
Expected volatility	58.80%	58.10%
Dividend rate	0.00%	0.00%
Dilution factor	1	1
Fair value per share	$0.498	$0.153

Expected volatility was based on the historical volatility of comparable publicly traded companies. The Company recognized a gain of $690,000 on the change in fair value of the Investor Warrant liability for the year ended December 31, 2025, included in “Change in fair value of warrant liability” in the consolidated statements of operations.

The Placement Agent Warrants are exercisable immediately upon issuance and expire on the earlier of (i) 24 months from the effective date of a registration statement or (ii) October 10, 2030.

The grant-date fair value of the Placement Agent Warrants was $23,606, determined using the Black-Scholes option pricing model with the following inputs: stock price of $1.59, exercise price of $2.50, expected term of 2.5 years, risk-free rate of 3.48%, and expected volatility of 58.8% based on comparable public companies. The fair value of the Placement Agent Warrants was treated as an issuance cost of the October 2025 Offering (see Note 16). See Note 20 for additional information regarding warrants.

The Placement Agent Warrants were classified as temporary equity under ASC 480-10-S99-3A due to certain contingent redemption provisions in the warrant. The contractual redemption amount of the Placement Agent Warrants on the issuance date was $47,000, computed using the following contractually specified inputs: stock price of $1.59, exercise price of $2.50, expected volatility of 100%, risk-free rate of 3.48%, and remaining term of 2.5 years. This amount was reclassified from additional paid-in capital to temporary equity on the issuance date. Since the contingent event is not probable to occur, no subsequent remeasurement of the temporary equity amount is required.

As of December 31, 2025, the Company had 2,060,180 warrants outstanding to purchase Class A ordinary shares with a weighted-average exercise price of $2.01 and a weighted-average remaining contractual term of approximately 1.9 years.